Share-based payment plans - Warrant plans for certain consultants considered equivalent to employees (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period		10 years
Vesting scenario 1 | Warrants | Consultants considered equivalent to employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period		2 years
Vesting scenario 2 | Warrants | Consultants considered equivalent to employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period	3 years
Vesting scenario 3 | Warrants | Consultants considered equivalent to employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period		4 years